N-2 - USD ($)					3 Months Ended
		Oct. 14, 2025	Oct. 09, 2025	Jun. 30, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
Cover [Abstract]
Entity Central Index Key		0000921671
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		The Gabelli Multimedia Trust Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder Transaction Expenses

Sales Load (as a percentage of offering price)	1.00	%(a)
Offering Expenses Borne by the Fund (as a percentage of offering price)	0.33%
Dividend Reinvestment and Voluntary Cash Purchase Plan Fees
Purchase Transactions	$0.75	(b)
One-time Fee for Deposit of Stock Certificates	$2.50	(b)

Sales Load [Percent]	[1]	1.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		0.33%
Annual Expenses [Table Text Block]

	Percentage of Net Assets Attributable to Common Shares
Annual Expenses (as a percentage of net assets attributable to common stock)
Management Fees	1.40	%(c)
Interest on Borrowed Funds	-	%(d)
Other Expenses	0.40	%(e)
Total Annual Expenses	1.80%
Dividends on Preferred Shares	2.03	%(f)
Total Annual Expenses and Dividends on Preferred	3.83%

(a)	G.research, LLC has been engaged by the Fund as a non-exclusive sales manager and will be entitled to compensation at a commission rate of no greater than 1.00% of the gross sale price per share.
(b)	Stockholders participating in the Fund’s Automatic Dividend Reinvestment Plan do not incur any additional fees. Stockholders participating in the Voluntary Cash Purchase Plan would pay $0.75 a per share fee (currently $0.02 per share), which per share fee includes brokerage commissions for transactions to purchase shares of stock and $2.50 plus a per share fee (currently $0.10 per share), which per share fee includes brokerage commissions for transactions to sell stocks. See “Automatic Dividend Reinvestment and Voluntary Cash Purchase Plan.”
(c)

The Investment Adviser’s fee is 1.00% annually of the Fund’s average weekly net assets, plus assets attributable to any outstanding senior securities, with no deduction for the liquidation preference of any outstanding preferred shares or the principal amount of any outstanding notes. Consequently, if the Fund has preferred shares or notes outstanding, the investment management fees and other expenses as a percentage of net assets attributable to common stock will be higher than if the Fund does not utilize a leveraged capital structure.

(d)	The Fund has no current intention of borrowing from a lender or issuing notes during the one year following the date of this prospectus supplement.
(e)	“Other Expenses” are based on estimated amounts for the current year.
(f)	Dividends on Preferred Shares represent the estimated annual distributions on the existing preferred shares outstanding.

Management Fees [Percent]	[2]	1.40%
Interest Expenses on Borrowings [Percent]	[3]	(0.00%)
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4]	0.40%
Total Annual Expenses [Percent]		1.80%
Waivers and Reimbursements of Fees [Percent]	[5]	2.03%
Net Expense over Assets [Percent]		3.83%
Expense Example [Table Text Block]

Example

The following example illustrates the expenses you would pay on a $1,000 investment in common stock, assuming a 5% annual portfolio total return.*

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$39	$117	$197	$406

*	The example should not be considered a representation of future expenses. The example is based on total Annual Expenses and Dividends on Preferred Shares shown in the table above and assumes that the amounts set forth in the table do not change and that all distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

The example includes Dividends on Preferred Shares. If Dividends on Preferred Shares were not included in the example calculation, the estimated expenses for the 1-, 3-, 5- and 10-year periods in the table above would be as follows (based on the same assumptions as above): $18, $56, $97, and $211, respectively.

Expense Example, Year 01		$ 39
Expense Example, Years 1 to 3		117
Expense Example, Years 1 to 5		197
Expense Example, Years 1 to 10		$ 406
Purpose of Fee Table , Note [Text Block]

The following tables and examples are intended to assist you in understanding the various costs and expenses directly or indirectly associated with investing in our common stock as a percentage of net assets attributable to common stock. Amounts are for the current fiscal year after giving effect to anticipated net proceeds of the offering, assuming that we incur the estimated offering expenses, including any preferred shares offering expenses. All expenses of the Fund are borne, directly or indirectly, by the common stockholders.

Other Expenses, Note [Text Block]		“Other Expenses” are based on estimated amounts for the current year.
Management Fee not based on Net Assets, Note [Text Block]		The Investment Adviser’s fee is 1.00% annually of the Fund’s average weekly net assets, plus assets attributable to any outstanding senior securities, with no deduction for the liquidation preference of any outstanding preferred shares or the principal amount of any outstanding notes. Consequently, if the Fund has preferred shares or notes outstanding, the investment management fees and other expenses as a percentage of net assets attributable to common stock will be higher than if the Fund does not utilize a leveraged capital structure.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objectives and Policies

The Fund’s primary investment objective is long-term growth of capital, primarily through investment in a portfolio of common stock and other securities of foreign and domestic companies involved in the telecommunications, media, publishing, and entertainment industries. Income is a secondary objective of the Fund. The investment objectives of long-term growth of capital and income are fundamental policies of the Fund. The Fund’s policy of concentration in companies in the telecommunications, media, publishing, and entertainment industries is also a fundamental policy of the Fund. Under normal market conditions, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in common stock and other securities, including convertible securities, preferred stock, options, and warrants of companies in the telecommunications, media, publishing, and entertainment industries (the “80% Policy”). The Fund may invest in companies of any size market capitalization. The Fund may also invest, without limitation, in foreign securities. The Fund may also invest in securities of companies located in emerging markets.

A company will be considered to be in these industries if it derives at least 50% of its revenues or earnings from, or devotes at least 50% of its assets to, the indicated activities or multimedia related activities. The 80% Policy may be changed without stockholder approval. The Fund will provide stockholders with notice at least sixty days prior to the implementation of any change in the 80% Policy.

No assurance can be given that the Fund’s investment objectives will be achieved. See “Investment Objectives and Policies” in the Prospectus.

Common Stock

Currently, 196,750,000 shares of the Fund’s capital stock, which includes the common stock being registered with this registration statement, have been classified by the Board of Directors of the Fund (the “Board”) or any duly authorized committee thereof as common stock, par value $0.001 per share. Holders of the common stock are entitled to one vote per share held. Holders of the common stock are entitled to share equally in distributions authorized by the Fund’s Board payable to the holders of such shares and in the net assets of the Fund available on liquidation for distribution to holders of such shares. The shares of common stock have noncumulative voting rights and no conversion, preemptive or other subscription rights, and are not redeemable. In the event of liquidation, each share of Fund common stock is entitled to its proportion of the Fund’s assets after payment of debts and expenses and the amounts payable to holders of the Fund’s preferred stock ranking senior to the shares of common stock of the Fund. As of April 10, 2024, the net assets of the Fund attributable to its shares of common stock were $97,416,270. As of April 10, 2024, 28,170,533 shares of common stock of the Fund were outstanding.

Preferred Stock

On December 18, 2019, the Fund completed the placement of $50,000,000 of the Series G Preferred and on September 26, 2017, the Fund completed the placement of $50,000,000 of the Series E Preferred. On March 31, 2003, the Fund completed the placement of $25 million of Series C Auction Rate Preferred. The Preferred Stock is senior to the common stock and results in the financial leveraging of the common stock. Such leveraging tends to magnify both the risks and opportunities to common stockholders. Dividends on the Preferred Stock are cumulative. The Fund is required by the 1940 Act and by the articles supplementary classifying and designating the series of Preferred Stock (the “Articles Supplementary”) to meet certain asset coverage tests with respect to the Preferred Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Preferred Stock. For the Series C Auction Rate Preferred, the redemption price is $25,000 per share plus an amount equal to any accumulated but unpaid dividends (whether or not earned or declared) to the redemption date. For the Series E Preferred, the redemption price is $25 per share plus an amount equal to any accumulated but unpaid dividends (whether or not earned or declared) to the redemption date. For the Series G Preferred, the redemption price is $25 per share plus an amount equal to any accumulated but unpaid dividends (whether or not earned or declared) to the redemption date. Dividend rates for the Series C Auction Rate Preferred are cumulative at a rate that may be reset every seven days based on the results of an auction, or not in excess of a maximum rate. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common stockholders and could lead to sales of portfolio securities at inopportune times. If the Fund has insufficient investment income and gains, all or a portion of the distributions to preferred stockholders would come from the common stockholders’ capital. Such distributions reduce the net assets attributable to common stockholders since the liquidation value of the preferred stockholders is constant.

As of April 10, 2024, the Fund had 10 shares of Series C Auction Rate Preferred outstanding, 1,678,698 shares of Series E Preferred outstanding and 1,385,949 shares of Series G Preferred outstanding.

The Fund may issue additional series of preferred stock to leverage its investments. If the Fund’s Board (each member of the Board individually, a “Director”) determines that it may be advantageous to the holders of the Fund’s common stock for the Fund to utilize such leverage, the Fund may issue additional series of preferred stock. Any preferred stock issued by the Fund will pay distributions either at a fixed rate or at rates that will be reset frequently based on short-term interest rates. Leverage creates a greater risk of loss as well as a potential for more gains for the common stock than if leverage were not used. See “Risk Factors and Special Considerations—Leverage Risk” in the Annual Report. The Fund may also engage in investment management techniques which will not be considered senior securities if the Fund complies with Rule 18f-4 under the 1940 Act.

Dividends and Distributions

Preferred Stock Distributions. In accordance with the 1940 Act, all preferred stock of the Fund must have the same seniority with respect to distributions. Accordingly, no full distribution will be declared or paid on any series of preferred stock of the Fund for any dividend period, or part thereof, unless full cumulative dividends and distributions due through the most recent dividend payment dates for all series of outstanding preferred stock of the Fund are declared and paid. If full cumulative distributions due have not been declared and made on all outstanding preferred stock of the Fund, any distributions on such preferred stock will be made as nearly pro rata as possible in proportion to the respective amounts of distributions accumulated but unmade on each such series of preferred stock on the relevant dividend payment date.

In the event that for any calendar year the total distributions on shares of the Fund’s preferred stock exceed the Fund’s current and accumulated earnings and profits allocable to such shares, the excess distributions will generally be treated as a tax-free return of capital (to the extent of the stockholder’s tax basis in the shares). Stockholders should not assume that the source of a distribution from the Fund is net profit. Distributions sourced from paid-in capital should not be considered the current yield or the total return from an investment in the Fund. The amount treated as a tax-free return of capital will reduce a stockholder’s adjusted tax basis in the preferred stock, thereby increasing the stockholder’s potential taxable gain or reducing the potential loss on the sale of the shares.

The distributions to the Fund’s preferred stockholders for the fiscal year ended December 31, 2023, were comprised of net investment income and return of capital. The Fund did not make return of capital distributions to preferred stockholders in 2010-2021. The Fund made return of capital distributions to preferred stockholders in 2022.

Fixed Rate Preferred Stock. Distributions on Fixed Rate Preferred Stock, at the applicable annual rate of the per share liquidation preference, are cumulative from the original issue date and are payable, when, as and if authorized by the Board and declared by the Fund, out of funds legally available therefor.

Auction Rate Preferred Stock. The holders of Auction Rate Preferred Stock are entitled to receive cash distributions, stated at annual rates of the applicable per share liquidation preference, that vary from dividend period to dividend period. Dividend rates for the Series C Auction Rate Preferred are cumulative at a rate that may be reset every seven days based on the results of an auction, or not in excess of a maximum rate.

Common Stock Distributions. In order to allow its common stockholders to realize a predictable, but not assured, level of cash flow and some liquidity periodically on their investment without having to sell shares, the Fund has adopted a managed distribution policy, which may be changed at any time by the Board, of paying a minimum annual distribution of 10% of the average net asset value of the Fund to common stockholders. In the event the Fund does not generate a total return from dividends and interest received and net realized capital gains in an amount equal to or in excess of its stated distribution in a given year, the Fund may return capital as part of such distribution, which may have the effect of decreasing the asset coverage per share with respect to the Fund’s preferred stock. Distributions on the Fund’s common stock may contain a return of capital. Any return of capital should not be considered by investors as yield or total return on their investment in the Fund. Distributions sourced from return of capital should not be considered as dividend yield or the total return from an investment in the Fund. Stockholders who periodically receive the payment of a dividend or other distribution consisting of a return of capital may be under the impression that they are receiving net profits when they are not. Stockholders should not assume that the source of a distribution from the Fund is net profit. The composition of each distribution is estimated based on the earnings of the Fund as of the record date for each distribution. The actual composition of each of the current year’s distributions will be based on the Fund’s investment activity through the end of the calendar year.

For the fiscal year ended December 31, 2023, the Fund made distributions of $0.88 per share of common stock, all of which was deemed a return of capital. The composition of each distribution is estimated based on the earnings of the Fund as of the record date for each distribution. The actual composition of each of the current year’s distributions will be based on the Fund’s investment activity through the end of the calendar year.

Limitations on Distributions. If at any time the Fund has borrowings outstanding, the Fund will be prohibited from paying any distributions on any of its common stock (other than in additional stock), and from repurchasing any of its common stock or preferred stock, unless, the value of its total assets, less certain ordinary course liabilities, exceed 300% of the amount of the debt outstanding and exceed 200% of the sum of the amount of debt and preferred stock outstanding. In addition, in such circumstances the Fund will be prohibited from paying any sister distributions on its preferred stock unless the value of its total assets, less certain ordinary course liabilities, exceed 200% of the amount of debt outstanding. See “Dividends and Distributions.”

Use of Proceeds

Unless otherwise specified in a prospectus supplement, the Fund will invest the net proceeds of any offering in accordance with the Fund’s investment objectives and policies, and may use a portion of such proceeds, depending on market conditions, for other general corporate purposes, including the continuation of the Fund’s managed distribution policy. The Investment Adviser anticipates that investment of the proceeds will be made in accordance with the Fund’s investment objectives and policies as appropriate investment opportunities are identified, which is expected to be substantially completed in approximately three months; however, the identification of appropriate investment opportunities pursuant to the Investment Adviser’s investment style or changes in market conditions may cause the investment period to extend as long as six months. The Fund may also use net proceeds to redeem existing series of Preferred Stock. Pending such investment, the proceeds will be held in high quality short-term debt securities and instruments. See “Use of Proceeds.”

Exchange Listing

The Fund’s common stock is listed on the NYSE, under the trading or “ticker” symbol “GGT.” Currently, the Series E Preferred and Series G Preferred are listed on the NYSE under the symbol “GGT PrE” and “GGT PrG” respectively. The Series C Auction Rate Preferred is not listed on a stock exchange. Any additional series of fixed rate preferred stock would also likely be listed on a stock exchange. See “Description of Capital Stock.”

Market Price of Shares

Shares of common stock of closed-end investment companies often trade on an exchange at prices lower than their net asset value. Shares of common stock of closed-end investment companies may trade during some periods at prices higher than their net asset value and during other periods at prices lower than their net asset value. The Fund cannot assure you that its common stock will trade at a price higher than or equal to net asset value. The Fund’s net asset value will be reduced immediately following this offering by the sales load and the amount of the offering expenses paid by the Fund. See “Use of Proceeds.”

In addition to net asset value, the market price of the Fund’s common stock may be affected by such factors as the Fund’s dividend and distribution levels (which are affected by expenses) and stability, market liquidity, market supply and demand, unrealized gains, general market and economic conditions, and other factors. See “Risk Factors and Special Considerations,” “Description of Capital Stock,” “Repurchase of Common Stock” and “Additional Fund Information—Risk Factors and Special Considerations” in the Annual Report.

The common stock is designed primarily for long term investors, and you should not purchase shares of common stock of the Fund if you intend to sell them shortly after purchase.

Fixed rate preferred stock may also trade at premiums to or discounts from their liquidation preference for a variety of reasons, including changes in interest rates.

Risk Factors and Special Considerations

Risk is inherent in all investing and you could lose all or any portion of the amount you invest in our securities. Therefore, before investing in our securities, you should consider the risks described in this Prospectus, the Fund’s Annual Report and any Prospectus Supplement carefully. The following is only a summary of certain risks of investing in the Fund described in more detail in the Fund’s Annual Report and elsewhere in this Prospectus and any applicable Prospectus Supplement. Before you invest, you should read the full summary of the risks of investing in the Fund, beginning on page 12 of this Prospectus under the heading “Risk Factors and Special Considerations,” in any accompanying Prospectus Supplement, and under the heading “Additional Fund Information—Risk Factors and Special Considerations” in the Annual Report.

Risks related to the Fund’s portfolio investments include risks related to:

●	the Fund’s concentration in the telecommunications, media, publishing, and entertainment industries;

●	investing in securities of foreign and emerging market issuers;

●	investing in equity securities, convertible securities, and non-investment grade securities (commonly known as “high-yield securities” or “junk bonds”);

●	lending of portfolio securities;

●	use of financial leverage; and

●	derivative transactions.

Special risks to investors in the Fund’s common stock include risks relating to the Fund’s common stock distribution policy, dividends and use of leverage, the common stock’s market price and liquidity, dilution and portfolio turnover.

Special risks to investors in the Fund’s preferred stock include risks relating to the preferred stock’s market price and liquidity, distributions on the preferred stock, redemption, reinvestment and subordination.

Special risks to holders of the Fund’s subscription rights include risks relating to dilution, market price for subscription rights and the value of the rights.

Other general risks include risks related to:

●	the Fund’s long term investment horizon, management and dependence on key personnel;

●	market risks, market disruptions and geopolitical events, economic events and market events, government intervention in the financial markets, and inflation;

●	the anti-takeover provisions in the Fund’s Governing Documents; and

●	the Fund’s status as a RIC for U.S. federal income tax purposes.

Management and Fees

Gabelli Funds, LLC serves as the Fund’s investment adviser. The Investment Adviser’s fee is computed weekly and paid monthly, equal on an annual basis to 1.00% of the Fund’s average weekly net assets including the liquidation value of preferred stock. The fee paid by the Fund may be higher when leverage in the form of preferred stock is utilized, giving the Investment Adviser an incentive to utilize such leverage. However, the Investment Adviser has agreed to reduce the management fee on the incremental assets attributable to the currently outstanding Series C Auction Rate Preferred Stock during the fiscal year if the total return of the net asset value of the common stock of the Fund, including distributions and advisory fees subject to reduction for that year, does not exceed the stated dividend rate or corresponding swap rate of the Series C Auction Rate Preferred Stock for the period. In other words, if the effective cost of the leverage for the Series C Auction Rate Preferred Stock exceeds the total return (based on net asset value) on the Fund’s common stock, the Investment Adviser will reduce that portion of its management fee on the incremental assets attributable to the Series C Auction Rate Preferred Stock to mitigate the negative impact of that leverage on the common stockholder’s total return. The Investment Adviser currently intends that the voluntary advisory fee waiver will remain in effect for as long as the Series C Auction Rate Cumulative Preferred Stock is outstanding. This fee waiver does not apply to any other series of preferred stock. The Investment Adviser, however, reserves the right to modify or terminate the voluntary advisory fee waiver at any time. The Fund’s total return on the net asset value of the common stock is monitored on a monthly basis to assess whether the total return on the net asset value of the common stock exceeds the stated dividend rate or corresponding swap rate of each particular series of preferred stock for the period.

The test to confirm the accrual of the management fee on the assets attributable to each particular series of preferred stock is annual. The Fund will accrue for the management fee on these assets during the fiscal year if it appears probable that the Fund will incur the management fee on those additional assets. See “Management of the Fund.”

For the year ended December 31, 2023, the Fund’s total return on the net asset value of the common stock exceeded the stated dividend rate of the outstanding Series C Auction Rate Preferred Stock. Thus, management fees with respect to these assets were earned.

A discussion regarding the basis for the Board’s approval of the continuation of the investment advisory contract of the Fund is available in the Fund’s semiannual report to stockholders for the six months ended June 30, 2023.

Repurchase of Common Stock

The Board has authorized the Fund to repurchase shares of its common stock on the open market when the shares are trading at a discount of 5% or more (or such other percentage as the Board may determine from time to time) from the net asset value of the shares. Although the Fund’s Board has authorized such repurchases, the Fund is not required to repurchase its common stock. In total through December 31, 2023, the Fund repurchased 1,595,468 shares. Such repurchases are subject to certain notice and other requirements under the 1940 Act. See “Repurchase of Common Stock.”

Anti-Takeover Provisions

Certain provisions of Maryland law and of the Fund’s charter (the “Charter”) and the Bylaws of the Fund, as amended from time to time (the “Bylaws” and, together with the Charter, the “Governing Documents”), may be regarded as “anti-takeover” provisions. Pursuant to these provisions, only one of the three classes of Directors is elected each year, and the affirmative vote or consent of the holders of 66 2/3% of the Fund’s outstanding shares of each class (voting separately) is required to authorize the conversion of the Fund from a closed-end to an open-end investment company.

The Fund is organized as a Maryland corporation and elected, by resolution unanimously adopted by the Board of Directors of the Fund in accordance with Section 3-702(c)(4) of the Maryland General Corporation Law (the “MGCL”), to be subject to the Maryland Control Share Acquisition Act (the “Control Share Act”). The Control Share Act only applies to acquisitions of Fund shares on or after February 16, 2023. The Control Share Act provides for a series of voting power thresholds above which shares are considered control shares. Once a threshold is reached, an acquirer has no voting rights under the Control Share Act with respect to shares acquired in excess of that threshold (i.e., the “control shares”) unless approved by stockholders of the Fund. Approval by the stockholders requires the affirmative vote of two-thirds of all votes entitled to be cast on the matter, excluding shares held by the acquirer and its associates as well as shares held by certain insiders of the Fund. Further approval by the Fund’s stockholders would be required with respect to additional acquisitions of control shares above the next applicable threshold level. The Board is permitted, but not obligated to, exempt specific acquisitions or classes of acquisitions of control shares.

The foregoing is only a summary of the material terms of the Control Share Act. Stockholders should consult their own counsel with respect to the application of the Control Share Act to any particular circumstance. Some uncertainty around the general application under the 1940 Act of state control share statutes exists as a result of recent court decisions which have held that control share acquisition provisions in funds’ governing documents are not consistent with the 1940 Act. Additionally, in some circumstances uncertainty may also exist in how to enforce the control share restrictions contained in state control share statutes against beneficial owners who hold their shares through financial intermediaries.

The overall effect of these provisions and other provisions applicable to principal stockholders of the Fund, if any, may render more difficult the accomplishment of a merger with, or the assumption of control by, a principal stockholder. These provisions may have the effect of depriving Fund stockholders of an opportunity to sell their stock at a premium to the prevailing market price. See “Certain Provisions of the Fund’s Governing Documents and Maryland Law.”

Custodian

State Street Bank and Trust Company (the “Custodian”), located at One Lincoln Street, Boston, Massachusetts 02111, serves as the custodian of the Fund’s assets pursuant to a custody agreement. Under the custody agreement, the Custodian holds the Fund’s assets in compliance with the 1940 Act. For its services, the Custodian will receive a monthly fee based upon the average weekly value of the total assets of the Fund, plus certain charges for securities transactions.

Transfer Agent, Auction Agent, and Dividend Disbursing Agent

Computershare Trust Company, N.A. (“Computershare”), located at 150 Royall Street, Canton, Massachusetts 02021, serves as the Fund’s dividend disbursing agent, as agent under the Fund’s automatic dividend reinvestment and voluntary cash purchase plan (the “Plan”), and as transfer agent and registrar with respect to the common stock of the Fund. Computershare also serves as the transfer agent, registrar, dividend paying agent, and redemption agent with respect to the Series E Preferred and Series G Preferred.

The Bank of New York Mellon, located at 101 Barclay Street, New York, New York 10286, serves as the auction agent, transfer agent, registrar, dividend paying agent, and redemption agent with respect to the Series C Auction Rate Preferred. See “Custodian, Transfer Agent, Auction Agent, and Dividend Disbursing Agent.”

Risk Factors [Table Text Block]

RISK FACTORS AND SPECIAL CONSIDERATIONS

Investing in our common stock involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing in our common stock you should consider carefully the risk factors described in the accompanying prospectus in addition to the risk factors described in this prospectus supplement.

Purchase at a Premium to Net Asset Value

Shares of our common stock have in recent times traded at a premium to net asset value per share which may not be sustainable. If our common stock is trading at a premium to net asset value at the time you purchase shares, you will experience an immediate reduction in the intrinsic value of the shares you purchase in comparison with the market price of the shares. Please see “Price Range of Common Stock” on page S-5 for further information about our historical common stock prices and premium or discount to net asset value.

Share Price [Table Text Block]

The following table sets forth for the quarters indicated, the high and low sale prices on the NYSE per share of our common stock and the net asset value and the premium or discount from net asset value per share at which the common stock were trading, expressed as a percentage of net asset value, at each of the high and low sale prices provided.

	Market Price		Corresponding Net Asset Value (“NAV”) Per Share		Corresponding Premium or Discount as a % of NAV
Quarter Ended	High	Low	High	Low	High	Low
March 31, 2023	$6.08	$5.34	$4.31	$4.00	41.07%	33.50%
June 30, 2023	$6.90	$5.57	$3.96	$4.23	74.24%	31.68%
September 30, 2023	$6.78	$5.79	$4.09	$3.87	65.77%	49.61%
December 31, 2023	$6.18	$4.36	$3.62	$3.38	70.72%	28.99%
March 31, 2024	$6.11	$5.27	$3.75	$3.74	62.93%	40.91%
June 30, 2024	$5.97	$5.27	$3.53	$3.25	69.12%	62.15%
September 30, 2024	$5.40	$4.73	$3.30	$3.64	63.64%	29.95%
December 31, 2024	$5.12	$4.46	$4.00	$3.50	28.00%	27.43%
March 31, 2025	$4.91	$4.49	$3.64	$3.49	34.89%	28.65%
June 30, 2025	$4.69	$3.90	$3.36	$3.53	39.58%	10.48%
September 30, 2025	$4.36	$4.17	$4.07	$3.61	7.13%	15.51%

The last reported price for our common stock on October 9, 2025 was $4.19 per share. As of October 9, 2025, the net asset value per share of the Fund’s common stock was $3.89. Accordingly, our common stock traded at a premium to net asset value of 9.09% on October 9, 2025.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

The following information regarding the Fund’s outstanding securities is as of October 9, 2025.

Title of Class	Amount Authorized	Amount Held by Fund or for its Account	Amount Outstanding Exclusive of Amount Held by Fund
Common Stock	187,999,000	-	37,904,879
5.125% Series E Cumulative Preferred Shares	4,500,000	-	1,595,842
5.125% Series G Cumulative Preferred Shares	4,500,000		1,242,705
Other Series of Preferred Shares	-	-	-

Purchase At A Premium To Net Asset Value [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Purchase at a Premium to Net Asset Value

Shares of our common stock have in recent times traded at a premium to net asset value per share which may not be sustainable. If our common stock is trading at a premium to net asset value at the time you purchase shares, you will experience an immediate reduction in the intrinsic value of the shares you purchase in comparison with the market price of the shares. Please see “Price Range of Common Stock” on page S-5 for further information about our historical common stock prices and premium or discount to net asset value.

Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount				$ 71,059,525		$ 71,059,525
Preferred Stock As Adjusted [Member]
Financial Highlights [Abstract]
Senior Securities Amount				70,969,400		70,969,400
Preferred Stock As Further Adjusted [Member]
Financial Highlights [Abstract]
Senior Securities Amount				$ 70,969,400		$ 70,969,400
Series E Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Preferred Stock Liquidating Preference				$ 25		$ 25
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			5.125% Series E Cumulative Preferred Shares
Outstanding Security, Authorized [Shares]			4,500,000
Outstanding Security, Not Held [Shares]			1,595,842	1,597,332
Series G Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Preferred Stock Liquidating Preference				$ 25		25
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			5.125% Series G Cumulative Preferred Shares
Outstanding Security, Authorized [Shares]			4,500,000
Outstanding Security, Not Held [Shares]			1,242,705	1,244,820
Series E Cumulative Preferred Stock As Adjusted [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]				1,595,842
Series G Cumulative Preferred Stock As Adjusted [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]				1,242,705
Series E Cumulative Preferred Stock As Further Adjusted [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]				1,595,842
Series G Cumulative Preferred Stock As Further Adjusted [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]				1,242,705
Common Stock [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid					$ 4.17	3.90	$ 4.49	$ 4.46	$ 4.73	$ 5.27	$ 5.27	$ 4.36	$ 5.79	$ 5.57	$ 5.34
Highest Price or Bid					4.36	4.69	4.91	5.12	5.40	5.97	6.11	6.18	6.78	6.90	6.08
Lowest Price or Bid, NAV					3.61	3.53	3.49	3.50	3.64	3.25	3.74	3.38	3.87	4.23	4.00
Highest Price or Bid, NAV					$ 4.07	$ 3.36	$ 3.64	$ 4.00	$ 3.30	$ 3.53	$ 3.75	$ 3.62	$ 4.09	$ 3.96	$ 4.31
Highest Price or Bid, Premium (Discount) to NAV [Percent]					7.13%	39.58%	34.89%	28.00%	63.64%	69.12%	62.93%	70.72%	65.77%	74.24%	41.07%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]					15.51%	10.48%	28.65%	27.43%	29.95%	62.15%	40.91%	28.99%	49.61%	31.68%	33.50%
Share Price			$ 4.19
NAV Per Share			$ 3.89
Latest Premium (Discount) to NAV [Percent]			9.09%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Common Stock
Outstanding Security, Authorized [Shares]			187,999,000
Outstanding Security, Not Held [Shares]			37,904,879	35,922,489
Common Stock As Adjusted [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]				342,625
Common Stock As Further Adjusted [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]				5,855,899
Purchase Transactions [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[6]	$ 0.75
Sale Transactions [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[6]	2.50
Dividends On Preferred Shares Not Included [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		18
Expense Example, Years 1 to 3		56
Expense Example, Years 1 to 5		97
Expense Example, Years 1 to 10		$ 211

[1]	G.research, LLC has been engaged by the Fund as a non-exclusive sales manager and will be entitled to compensation at a commission rate of no greater than 1.00% of the gross sale price per share.
[2]	The Investment Adviser’s fee is 1.00% annually of the Fund’s average weekly net assets, plus assets attributable to any outstanding senior securities, with no deduction for the liquidation preference of any outstanding preferred shares or the principal amount of any outstanding notes. Consequently, if the Fund has preferred shares or notes outstanding, the investment management fees and other expenses as a percentage of net assets attributable to common stock will be higher than if the Fund does not utilize a leveraged capital structure.
[3]	The Fund has no current intention of borrowing from a lender or issuing notes during the one year following the date of this prospectus supplement.
[4]	“Other Expenses” are based on estimated amounts for the current year.
[5]	Dividends on Preferred Shares represent the estimated annual distributions on the existing preferred shares outstanding.
[6]	Stockholders participating in the Fund’s Automatic Dividend Reinvestment Plan do not incur any additional fees. Stockholders participating in the Voluntary Cash Purchase Plan would pay $0.75 a per share fee (currently $0.02 per share), which per share fee includes brokerage commissions for transactions to purchase shares of stock and $2.50 plus a per share fee (currently $0.10 per share), which per share fee includes brokerage commissions for transactions to sell stocks. See “Automatic Dividend Reinvestment and Voluntary Cash Purchase Plan.”